EXPLORATION AND EVALUATION ASSETS, Areas of Interest (Details)		12 Months Ended
		Jun. 30, 2019 USD ($) a	Jun. 30, 2018 USD ($)		Jun. 30, 2017 USD ($)
Areas of Interest [Abstract]
Carrying amount		$ 2,265,121 [1]	$ 742,017	[1]	$ 177,800
Piedmont Lithium Project [Member]
Areas of Interest [Abstract]
Carrying amount	[2]	$ 2,265,121	$ 742,017
Surface area of property | a		2,207

[1]	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.
[2]	As at 30 June 2019, the Company owns or has entered into exclusive option agreements or land acquisition agreements with local landowners, which upon exercise, allow the Company to purchase (or in some cases long-term lease) approximately 2,207 acres of surface property and the associated mineral rights from the private landowners.